CERTAIN TRANSACTIONS (Details) $ in Millions, € in Billions, SFr in Billions		6 Months Ended
	Oct. 03, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 CHF (SFr)
Noncash Or Part Noncash Acquisitions [Line Items]
Japanese Business Vventure Minority Interest		$ 1,600
Rimsa [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration	$ 2,300
Acquisition Cash Consideration	$ 2,300
Actavis [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Net Debt Proceeds		20,300
Cash On Hand Consideration		$ 8,100
Actavis Therty Year Notes [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
The Effective average interest rate of the newly issued notes		2.32%
Actavis Debt Issuances Cur Dolar [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		$ 15,000
Actavis Debt Issuances Cur Euro [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | €			€ 4
Actavis Debt Issuances Cur Chf [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | SFr				SFr 1
Actavis Debt Issuances Cur Total [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		20,400
Anda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Cash Consideration		$ 500